Balance sheets (Parenthetical) (USD $)	Dec. 31, 2011 Series A convertible preferred stock	Dec. 31, 2011 Series B convertible preferred stock	Dec. 31, 2011 Series C convertible preferred stock	Dec. 31, 2011 Series D convertible preferred stock	Dec. 31, 2011 Series E convertible preferred stock	Dec. 31, 2011 Series E-2 convertible preferred stock	Dec. 31, 2011 Series F convertible preferred stock	Dec. 31, 2011 Series F-2 convertible preferred stock	Dec. 31, 2011 Series G convertible preferred stock
Preferred stock, designated shares	750,000	187,500	6,295,000	13,769,935	126,735,022	3,670,138	675,000	1,612,500	3,300,000
Preferred stock, issued shares	750,000	187,500	6,000,000	13,095,769	125,740,607	3,670,138	625,000	1,515,503	3,143,750
Preferred stock, outstanding shares	750,000	187,500	6,000,000	13,095,769	125,740,607	3,670,138	625,000	1,515,503	3,143,750
Preferred stock, liquidation preference	$ 750,000	$ 375,000	$ 15,000,000	$ 42,561,249	$ 49,999,998	$ 26,645,187	$ 10,000,000	$ 24,248,048	$ 50,300,000